-----------------------
INTERNATIONAL LARGE CAP
-----------------------

Alliance International
Premier Growth Fund

Semi-Annual Report
May 31, 2000

                               [GRAPHIC OMITTED]

                            AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 6, 2000

Dear Shareholder:

We are pleased to report on the performance and market activity of Alliance International Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2000.

Investment Objective and Policies

Alliance International Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, non-U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 60 companies will be represented in the portfolio, with the 30 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index, for the six- and 12-month periods ended May 31, 2000.

INVESTMENT RESULTS*
Periods Ended May 31, 2000

--------------------------------------------------------------------------------
                                                                Total Returns
                                                             6 Months  12 Months
--------------------------------------------------------------------------------
Alliance
International
Premier Growth
Fund
  Class A                                                       3.32%     33.12%
--------------------------------------------------------------------------------
  Class B                                                       3.12%     32.32%
--------------------------------------------------------------------------------
  Class C                                                       3.05%     32.36%
--------------------------------------------------------------------------------
MSCI EAFE
Index                                                           0.73%     17.43%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of May 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that measures stock market performance in 20 countries within Europe, Australasia, and the Far East. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance International Premier Growth Fund.

      Additional investment results appear on pages 5-8.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Since October of 1998, strong economic growth experienced around the world combined with the Fund's focus on a carefully selected list of "premier" large-capitalization growth stocks, all have contributed to the Fund's good performance. Active intra-period trading has also added to the Fund's superior returns.

The Fund's strong performance specifically over the last year was primarily due to favorable individual stock selection. Some of the Fund's best performing holdings include stocks such as BNP Paribas, Nokia AB OYJ Corp., Sumitomo Trust & Banking Co. Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., Tokyo Electron Ltd., and Total Fina SA CL.B. Detracting from the strong performance of the previous stocks were negative contributions from a number of stocks including:
Castorama Dubois Investisment, Dixons Group Plc., Equant NV (NY Reg. Shares), Reuters Group Plc., Sonera Oyj, United Pan-European Communications NV, and Uproar Ltd. Inc.

Economic Review and Outlook

The global economy remains strong, driven by consumer spending worldwide. Specifically, it is the U.S. consumer that has provided strong global demand growth across a wide range of industries. It is the broad technology industry, however, that has the most robust demand and therefore the fastest rates of growth.

The Internet has been an enormous catalyst for change from the manner in which business is conducted to the way we are entertained or receive information. In order to get access to the Internet, businesses and consumers have had to upgrade everything from their PCs to their telecommunications infrastructure. Whole countries have recognized that their telecommunications infrastructure is in need of significant upgrade. The emerging economies of South East Asia have particularly recognized this and are demanding the latest technologies. Consequently, demand for semiconductors, semiconductor capital equipment, telecommunications equipment and services have all surprised investors on the upside.


--------------------------------------------------------------------------------
2 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

We remain optimistic on global economic growth, with South East Asia being the primary swing factor for incremental growth. Europe is showing signs of economic growth, however, the fall in the value of the euro has been a major disappointment. Recovery and restructuring are underway in Japan, albeit at a slow pace.

The primary risks to the global growth story are 1) a "hard landing" in the U.S. and 2) continued high oil prices, which might tend to stifle growth, especially in South East Asia.

In this environment of healthy worldwide economic growth, with little inflation to be observed, growth stocks ought to perform well. However, the gap in valuations between some technology stocks (with attractive growth rates) and the rest of the market seems quite wide. Consequently, some caution is warranted. Individual stock selection will be a key determinant of investment success.

We have confidence that the companies held by the Fund will grow their earnings by over 25% per-year on average, which is quite a bit faster than the overall market average of approximately 13% per-year over the next three years. We believe this is an attractive investment environment in which we hope to continue to outperform the benchmark index.

Portfolio Management and Strategy

The portfolio management of the Fund is focused on marrying the underlying fundamentals of earnings and cash flow of each respective company with its current share price, relative to other investment alternatives. Alliance Capital's large global equity research team and portfolio managers situated in numerous locations around the world perform fundamental analysis and research on each portfolio company. The Fund's industry sector and geographic weightings are a by-product of specific "bottom-up" company-by-company stock selection rather than from a predetermined top-down allocation.

The Fund is a diversified fund in terms of industry sector and geographic weightings as shown in the charts on the following pages. There is particular emphasis on the sectors of technology and consumer services. Telecommunications service companies dominate our utility sector holdings. The most significant changes since our last report are a significant decrease in the Fund's finance holdings, and further increases in the Fund's technology and utility holdings.

On a geographic basis, we significantly increased our weighting in Japan in recognition of the resumption of economic growth there. We are significantly overweight in Finland and Taiwan, due to our large holdings in Nokia AB OYJ Corp. and Taiwan Semiconductor Manufacturing Co. Ltd.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

We thank you for your interest and investment in Alliance International Premier Growth Fund and look forward to reporting our continued progress to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President


/s/ Thomas Kamp

Thomas Kamp
Vice President

John D.                 [PHOTO]
Carifa

Alfred                  [PHOTO]
Harrison

Thomas                  [PHOTO]
Kamp

Portfolio Manager, Alfred Harrison is Vice Chairman of Alliance Capital with over 39 years investment experience. Portfolio Manager, Thomas Kamp, has over 14 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
3/31/98* TO 5/31/00

Alliance International Premier Growth Fund
MSCI EAFE Index

[The following table was depicted as a mountain chart in the printed material.]

                             [PLOT POINTS TO COME]

                                   [GRAPHIC]

Alliance International
Premier Growth Fund
Class A:                            $12,658

MSCI EAFE Index:                    $12,333

This chart illustrates the total value of an assumed $10,000 investment in Alliance International Premier Growth Fund Class A shares (from 3/31/98 to 5/31/00) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that measures stock performance in 20 countries within Europe, Australasia, and the Far East.

When comparing Alliance International Premier Growth Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance International Premier Growth Fund.

*     Closest month-end after Fund's Class A share inception date of 3/3/98.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                                   [GRAPHIC]

   [The following table was depicted as a bar chart in the printed material.]

                  Alliance International Premier Growth Fund--
                            Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                         Alliance International           MSCI EAFE
                           Premier Growth Fund              Index
--------------------------------------------------------------------------------
      5/31/98*                     3.40%                     3.46%
      5/31/99                     -0.77%                     4.66%
      5/31/00                     33.12%                    17.43%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that measures stock performance in 20 countries within Europe, Australasia, and the Far East. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance International Premier Growth Fund.

* The Fund's return for the period ended 5/31/98 is from the Fund's inception date of 3/3/98. The benchmark's return for the period ended 5/31/98 is from 2/28/98 through 5/31/98.


--------------------------------------------------------------------------------
6 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2000 (unaudited)

INCEPTION DATE           PORTFOLIO STATISTICS
(Class A shares)         Assets ($mil): $242.1
3/3/98                   Median Market Capitalization ($mil): $34,904

  [The following tables were depicted as pie charts in the printed material.]

HOLDINGS BY ISSUER COUNTRY

 0.77% Australia                                [GRAPHIC]
 0.10% Bermuda
 1.99% Canada
 9.49% Finland
 9.57% France
 2.78% Hong Kong
23.96% Japan
 9.03% Netherlands
 7.20% South Korea
 2.04% Spain
 2.74% Sweden
 1.06% Switzerland
 4.26% Taiwan
24.63% United Kingdom
 0.38% Short-Term

SECTOR BREAKDOWN

 1.52% Aerospace & Defense                      [GRAPHIC]
 1.05% Capital Goods
 0.85% Consumer Manufacturing
24.72% Consumer Services
 0.66% Consumer Staples
 4.68% Energy
16.37% Finance
 5.08% Healthcare
 1.83% Multi-Industry
34.79% Technology
 8.07% Utilities
 0.38% Short-Term

All data as of May 31, 2000. The Fund's sector and country breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF MAY 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year               33.12%                    27.41%
     Since Inception*              14.86%                    12.69%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year               32.32%                    28.32%
     Since Inception*              14.11%                    13.35%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year               32.36%                    31.36%
     Since Inception*              14.07%                    14.07%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
              1 Year         46.49%            48.04%          51.04%
     Since Inception*        22.23%            23.19%          23.95%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 3/3/98 for all share Classes.


--------------------------------------------------------------------------------
8 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2000 (unaudited)

                                                                     Percent of
Company                                        U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Nokia AB OYJ Corp. (A Shares and ADR)
   --Develops and manufactures mobile
   phones, networks and systems for
   cellular and fixed networks.                $ 14,766,261                 6.1%
--------------------------------------------------------------------------------
United Pan-Europe Communications
   NV--Owns and operates broadband
   communication networks in various
   countries in Europe and Israel.                9,967,050                 4.1
--------------------------------------------------------------------------------
Canon, Inc.--Manufactures office,
   camera, and video equipment.                   9,812,204                 4.0
--------------------------------------------------------------------------------
Vodafone Airtouch Plc.--Provides mobile
   telecommunications services including
   digital and analogue cellular telephone,
   paging, and personal
   communication services.                        9,269,355                 3.8
--------------------------------------------------------------------------------
STMicroelectronics NV--Designs,
   develops, manufactures and markets
   semiconductor integrated circuits and
   discrete devices.                              9,179,815                 3.8
--------------------------------------------------------------------------------
Samsung Electronics--Manufactures
   and exports a wide range of consumer
   and industrial electronic equipment,
   and products.                                  8,998,672                 3.7
--------------------------------------------------------------------------------
BP Amoco Plc.--Explores for and
   produces oil and natural gas, refines,
   markets, and supplies petroleum
   products, and manufactures and
   markets chemicals.                             8,499,209                 3.5
--------------------------------------------------------------------------------
Takeda Chemical Industries--Produces
   and sells health-care related products,
   foods, and chemicals.                          8,123,433                 3.4
--------------------------------------------------------------------------------
SK Telecom Co., Ltd. (ADR)--Offers mobile
   telecommunications and paging services
   in Korea and India. The company also
   provides internet services such as news,
   electronic mail, web-hosting, chatting,
   and on-line games.                             7,992,469                 3.3
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd.--Manufactures and markets
   integrated circuits used in computers,
   communications, and consumer
   electronics.                                   7,931,038                 3.3
--------------------------------------------------------------------------------
                                               $ 94,539,506                39.0%


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 9

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
May 31, 2000 (unaudited)

                                                                     Percent of
                                               U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense                           $   3,577,982                 1.5%
--------------------------------------------------------------------------------
Capital Goods                                     2,486,204                 1.0
--------------------------------------------------------------------------------
Consumer Manufacturing                            2,010,309                 0.8
--------------------------------------------------------------------------------
Consumer Services                                58,296,152                24.1
--------------------------------------------------------------------------------
Consumer Staples                                  1,565,147                 0.6
--------------------------------------------------------------------------------
Energy                                           11,031,903                 4.6
--------------------------------------------------------------------------------
Finance                                          38,615,530                15.9
--------------------------------------------------------------------------------
Healthcare                                       11,981,698                 4.9
--------------------------------------------------------------------------------
Multi-Industry                                    4,316,212                 1.8
--------------------------------------------------------------------------------
Technology                                       82,043,846                33.9
--------------------------------------------------------------------------------
Utilities                                        19,031,053                 7.9
--------------------------------------------------------------------------------
Total Investments*                              234,956,036                97.0
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities          7,173,876                 3.0
--------------------------------------------------------------------------------
Net Assets                                    $ 242,129,912               100.0%
--------------------------------------------------------------------------------


*     Excludes short-term obligations.


--------------------------------------------------------------------------------
10 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2000 (unaudited)

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Common Stocks-97.0%
Australia-0.8%
News Corp., Ltd. (ADR)......................      39,800     $   1,813,388
                                                             -------------

Bermuda-0.1%
Uproar, Ltd.(a).............................      33,100           224,065
                                                             -------------

Canada-1.9%
Nortel Networks Corp. ......................      86,600         4,703,463
                                                             -------------

Finland-9.2%
Nokia AB OYJ Corp. Series A.................     241,500        12,582,261
   ADR .....................................      42,000         2,184,000
Sonera Oyj..................................     150,100         7,610,057
                                                             -------------
                                                                22,376,318
                                                             -------------
France-9.3%
Banque Nationale de Paris...................      48,834         4,411,443
Carrefour, SA...............................      22,100         1,565,147
Castorama Dubois Investisment...............       4,040         1,022,252
Sanofi-Synthelabo, SA(a)....................      88,390         3,858,266
STMicroelectronics NV.......................     153,860         9,179,815
Total Fina, SA Cl. B........................      16,060         2,532,693
                                                             -------------
                                                                22,569,616
                                                             -------------
Hong Kong-2.7%
China Telecom, Ltd.(a)......................     300,000         2,242,613
Citic Pacific, Ltd. ........................     909,000         4,316,211
                                                             -------------
                                                                 6,558,824
                                                             -------------
Japan-23.3%
Advantest Corp. ............................      29,000         6,114,052
Bank of Fukoka, Ltd. .......................     315,000         2,080,106
Canon, Inc.(a)..............................     213,000         9,812,204
Daiwa Securities Group, Inc. ...............     105,000         1,277,515
Fast Retailing Co., Ltd. ...................      16,300         6,956,302
Fuji Bank, Ltd. ............................     395,000         3,055,958
NTT DoCoMo, Inc. ...........................         210         5,422,123
Softbank Corp. .............................       8,300         1,271,942
   New Shares...............................      16,600         2,489,923
Sony Corp.(a)...............................      22,200         2,010,309
Sumitomo Trust & Banking Co., Ltd. .........     645,000         4,666,620
Takeda Chemical Industries..................     119,000         8,123,433
Tokyo Electron, Ltd. .......................      14,000         1,911,396
Yahoo Japan Corp.(a)........................           4         1,315,129
                                                             -------------
                                                                56,507,012
                                                             -------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Netherlands-8.8%
ASM Lithography (ADR)(a)....................     219,900     $   7,820,194
Equant NV (NY Reg. Shares)(a)...............      80,000         3,515,000
United Pan-Europe Communications NV.........     384,400         9,967,050
                                                             -------------
                                                                21,302,244
                                                             -------------
South Korea-7.0%
Samsung Electronics.........................      33,000         8,998,672
SK Telecom Co., Ltd. (ADR)..................     199,500         7,992,469
                                                             -------------
                                                                16,991,141
                                                             -------------
Spain-2.0%
Banco Bilbao Vizcaya, SA....................     169,750         2,377,434
Telefonica, SA(a)...........................     117,924         2,422,324
                                                             -------------
                                                                 4,799,758
                                                             -------------
Sweden-2.7%
LM Ericsson AB B Shares.....................      43,000           873,429
Securitas AB Series B.......................     240,000         5,596,180
                                                             -------------
                                                                 6,469,609
                                                             -------------
Switzerland-1.0%
ABB, Ltd. ..................................      20,000         2,486,204
                                                             -------------

Taiwan-4.2%
Hon Hai Precision Industry Co., Ltd.(a).....     232,000         2,123,466
Taiwan Semiconductor
   Manufacturing Co., Ltd.(a)...............   1,556,403         7,931,038
                                                             -------------
                                                                10,054,504
                                                             -------------
United Kingdom-24.0%
BAE Systems Plc. ...........................     569,731         3,577,982
Bank of Scotland............................      14,042           132,436
BP Amoco Plc. ..............................     933,000         8,499,209
British Sky Broadcasting Group Plc.(a)......     425,300         7,799,518
Dixons Group Plc. ..........................   1,093,733         5,182,285
Next Plc. ..................................     272,500         2,549,663
Reuters Group Plc. .........................     407,200         6,071,604
Royal Bank of Scotland Group Plc. ..........     455,000         7,492,735
Standard Chartered Plc. ....................     583,812         7,525,103
Vodafone Airtouch Plc. .....................   2,030,081         9,269,355
                                                             -------------
                                                                58,099,890
                                                             -------------
Total Common Stocks
   (cost $247,528,469)......................                   234,956,036
                                                             -------------


--------------------------------------------------------------------------------
12 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

Time Deposit-0.4%
United Kingdom-0.4%
Dresdner London
   6.75, 6/01/00
   (cost $900,000)..........................        $900     $     900,000
                                                             -------------

Total Investments-97.4%
   (cost $248,428,469)......................                   235,856,036
Other assets less liabilities-2.6%..........                     6,273,876
                                                             -------------

Net Assets-100%.............................                 $ 242,129,912
                                                             -------------

(a)   Non-income producing security.
      Glossary:
      ADR - American Depositary Receipt.
      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2000 (unaudited)

Assets
Investments in securities, at value (cost $248,428,469) ......    $ 235,856,036
Foreign cash, at value (cost $3,499,394) .....................        3,509,162
Receivable for investment securities sold ....................       18,355,080
Receivable for capital stock sold ............................        4,954,710
Dividends and interest receivable ............................          307,972
Deferred organization expenses ...............................          155,745
                                                                  -------------
Total assets .................................................      263,138,705
                                                                  -------------
Liabilities
Due to Custodian .............................................          347,216
Payable for investment securities purchased ..................       19,682,393
Payable for capital stock redeemed ...........................          375,300
Advisory fee payable .........................................          197,862
Distribution fee payable .....................................          147,032
Organizational expense payable ...............................           91,425
Accrued expenses .............................................          167,565
                                                                  -------------
Total liabilities ............................................       21,008,793
                                                                  -------------
Net Assets ...................................................    $ 242,129,912
                                                                  =============
Composition Of Net Assets
Capital stock, at par ........................................    $      18,512
Additional paid-in capital ...................................      252,147,985
Accumulated net investment loss ..............................         (807,857)
Accumulated net realized gain on investments and
   foreign currency transactions .............................        3,257,927
Net unrealized depreciation of investments and
   foreign currency denominated assets and liabilities .......      (12,486,655)
                                                                  -------------
                                                                  $ 242,129,912
                                                                  =============
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($58,070,857 / 4,396,009 shares of capital stock
   issued and outstanding) ...................................           $13.21
Sales Charge--4.25% of public offering price .................             0.59
                                                                        =======
Maximum offering price .......................................           $13.80
                                                                        =======
Class B Shares
Net asset value and offering price per share
   ($119,116,535 / 9,157,945 shares of capital stock
   issued and outstanding) ...................................           $13.01
                                                                        =======
Class C Shares
Net asset value and offering price per share
   ($43,866,947 / 3,373,223 shares of capital stock
   issued and outstanding) ...................................           $13.00
                                                                        =======
Advisor Class Shares
Net asset value, redemption, and offering price per share
   ($21,075,573 / 1,584,440 shares of capital stock
   issued and outstanding) ...................................           $13.30

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $78,860) ....................     $    791,337
Interest ...................................          249,337      $  1,040,674
                                                 ------------
Expenses
Advisory fee ...............................          796,680
Distribution fee - Class A .................           57,015
Distribution fee - Class B .................          391,044
Distribution fee - Class C .................          136,386
Custodian ..................................          138,080
Transfer agency ............................          109,534
Administrative .............................           66,000
Registration ...............................           46,894
Audit and legal ............................           41,413
Amortization of organization expense .......           28,365
Directors' fees ............................           17,383
Printing ...................................           10,461
Miscellaneous ..............................           20,276
                                                 ------------
Total expenses .............................        1,859,531
Less: expenses waived by the Adviser
   (see Note B) ............................          (11,000)
                                                 ------------
Net expenses ...............................                          1,848,531
                                                                   ------------
Net investment loss ........................                           (807,857)
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on investment
   transactions ............................                          3,265,957
Net realized gain on foreign currency
   transactions ............................                            117,186
Net change in unrealized appreciation/
   depreciation of:
   Investments .............................                        (21,581,999)
   Foreign currency denominated assets
     and liabilities .......................                             86,894
                                                                   ------------
Net loss on investments ....................                        (18,111,962)
                                                                   ------------
Net Decrease in Net Assets
   from Operations .........................                       $(18,919,819)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Six Months
                                                      Ended         Year Ended
                                                  May 31, 2000     November 30,
                                                   (unaudited)         1999
                                                 -------------    -------------

Increase (Decrease) in Net Assets
from Operations
Net investment loss ..........................   $    (807,857)   $    (599,057)
Net realized gain on investments and
   foreign currency transactions .............       3,383,143        4,618,316
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currency denominated
   assets and liabilities ....................     (21,495,105)       7,846,285
                                                 -------------    -------------
Net increase (decrease) in net assets from
   operations ................................     (18,919,819)      11,865,544
Distributions to Shareholders from:
Net realized gain on investments and
   foreign currency transactions
   Class A ...................................        (462,368)              -0-
   Class B ...................................      (1,044,505)              -0-
   Class C ...................................        (337,490)              -0-
   Advisor Class .............................         (80,101)              -0-
Capital Stock Transactions
Net increase .................................     209,825,259       17,813,049
                                                 -------------    -------------
Total increase ...............................     188,980,976       29,678,593
Net Assets
Beginning of period ..........................      53,148,936       23,470,343
                                                 -------------    -------------
End of period ................................   $ 242,129,912    $  53,148,936
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance International Premier Growth Fund (the "Fund") was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.,) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $283,000 have been deferred and are being amortized on a straight-line basis through February, 2003.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares have no distribution fees).

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distri-


--------------------------------------------------------------------------------
18 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

butions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2000, there was no waiver of management fees. Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six month ended May 31, 2000, such fees amounted to $66,000. In addition, the Adviser agreed to waive a portion of its fees for such services. Such waiver amounted to $11,000.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $112,628 for the six months ended May 31, 2000.

For the six months ended May 31, 2000, the Fund's expenses were reduced by $6,590 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $56,933 from the sales of Class A shares and $28,435, $60,736 and $6,090 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2000.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2000, amounted to $805,085, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor DLJ directly.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,492,080 and $743,035, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government securities) aggregated $295,603,605 and $92,135,528, respectively, for the six months ended May 31, 2000. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2000.

At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $13,148,185 and gross unrealized depreciation of investments was $25,720,618, resulting in net unrealized depreciation of $12,572,433, excluding foreign currency.

The Fund utilized a capital loss carryforward of $1,858,826 in the year ended November 30, 1999.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated move-


--------------------------------------------------------------------------------
20 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

ments in the value of a foreign currency relative to the US dollar. At May 31, 2000, the Fund had no outstanding forward exchange currency contracts.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                 ------------------------------  ------------------------------
                              Shares                           Amount
                 ------------------------------  ------------------------------
                 Six Months Ended    Year Ended  Six Months Ended    Year Ended
                     May 31, 2000  November 30,      May 31, 2000  November 30,
                      (unaudited)          1999       (unaudited)          1999
                 --------------------------------------------------------------
Class A
Shares sold             4,309,171       725,129      $ 63,340,458   $ 7,834,470
                 --------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions            28,764            -0-          372,776            -0-
                 --------------------------------------------------------------
Shares redeemed          (914,250)     (506,449)      (13,387,927)   (5,740,529)
                 --------------------------------------------------------------
Net increase            3,423,685       218,680      $ 50,325,307   $ 2,093,941
                 ==============================================================

Class B
Shares sold             7,416,820     1,408,601      $107,463,766   $15,639,041
                 --------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions            54,894            -0-          702,093            -0-
                 --------------------------------------------------------------
Shares redeemed          (510,871)     (434,445)       (7,327,745)   (4,589,261)
                 --------------------------------------------------------------
Net increase            6,960,843       974,156      $100,838,114   $11,049,780
                 ==============================================================

Class C
Shares sold             2,900,349       531,139      $ 42,103,074   $ 5,919,473
                 --------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions            18,561            -0-          237,213            -0-
                 --------------------------------------------------------------
Shares redeemed          (253,419)     (149,341)       (3,624,581)   (1,654,073)
                 --------------------------------------------------------------
Net increase            2,665,491       381,798      $ 38,715,706   $ 4,265,400
                 ==============================================================

Advisor Class
Shares sold             1,441,382        52,764      $ 20,470,849   $   584,126
                 --------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions             1,298            -0-           16,884            -0-
                 --------------------------------------------------------------
Shares redeemed           (38,000)      (16,793)         (541,601)     (180,198)
                 --------------------------------------------------------------
Net increase            1,404,680        35,971      $ 19,946,132   $   403,928
                 ==============================================================


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. Consequently, the Fund's investment portfolio may experience greater price volatility than a portfolio invested in equity securities of U.S. companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2000.


--------------------------------------------------------------------------------
22 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ------------------------------------------------
                                                               Class A
                                           ------------------------------------------------
                                             Six Months              Year          March 3,
                                                  Ended             Ended        1998(a) to
                                           May 31, 2000      November 30,      November 30,
                                            (unaudited)              1999              1998
                                           ------------------------------------------------
Net asset value, beginning of period .....   $    13.22        $     9.63        $    10.00
                                           ------------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) ................         (.04)             (.15)             (.08)
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions ...........................          .47              3.74              (.29)
                                           ------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................          .43              3.59              (.37)
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................         (.44)               -0-               -0-
                                           ------------------------------------------------
Total distributions ......................         (.44)               -0-               -0-
                                           ------------------------------------------------
Net asset value, end of period ...........   $    13.21        $    13.22        $     9.63
                                           ================================================
Total Return
Total investment return based on net asset
  value(d) ...............................         3.32%            37.28%            (3.70)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $   58,071        $   12,851        $    7,255
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements          1.88%(e)          2.51%(f)          2.50%(e)
  Expenses, before waivers/reimbursements          1.88%(e)          3.26%             5.19%(e)
  Net investment loss ....................         (.57)%(e)        (1.34)%            (.90)%(e)
Portfolio turnover rate ..................          122%              107%              151%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            --------------------------------------------------
                                                                Class B
                                            --------------------------------------------------
                                              Six Months               Year           March 3,
                                                   Ended              Ended         1998(a) to
                                            May 31, 2000       November 30,       November 30,
                                             (unaudited)               1999               1998
                                            --------------------------------------------------
Net asset value, beginning of period .....   $     13.05        $      9.58        $     10.00
                                            --------------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) ................          (.09)              (.22)              (.13)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................           .49               3.69               (.29)
                                            --------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................           .40               3.47               (.42)
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................          (.44)                -0-                -0-
                                            --------------------------------------------------
Total distributions ......................          (.44)                -0-                -0-
                                            --------------------------------------------------
Net asset value, end of period ...........   $     13.01        $     13.05        $      9.58
                                            ==================================================
Total Return
Total investment return based on net asset
  value(d) ...............................          3.12%             36.22%             (4.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $   119,116        $    28,678        $    11,710
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements           2.60%(e)           3.21%(f)           3.20%(e)
  Expenses, before waivers/reimbursements           2.60%(e)           3.93%              6.14%(e)
  Net investment loss ....................         (1.30)%(e)         (2.07)%            (1.41)%(e)
Portfolio turnover rate ..................           122%               107%               151%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            --------------------------------------------------
                                                                Class C
                                            --------------------------------------------------
                                              Six Months               Year           March 3,
                                                   Ended              Ended         1998(a) to
                                            May 31, 2000       November 30,       November 30,
                                             (unaudited)               1999               1998
                                            --------------------------------------------------
Net asset value, beginning of period .....   $     13.05        $      9.57        $     10.00
                                            --------------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) ................          (.09)              (.22)              (.15)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................           .48               3.70               (.28)
                                            --------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................           .39               3.48               (.43)
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................          (.44)                -0-                -0-
                                            --------------------------------------------------
Total distributions ......................          (.44)                -0-                -0-
                                            --------------------------------------------------
Net asset value, end of period ...........   $     13.00        $     13.05        $      9.57
                                            ==================================================
Total Return
Total investment return based on net asset
  value(d) ...............................          3.05%             36.36%             (4.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $    43,867        $     9,235        $     3,120
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements           2.59%(e)           3.21%(f)           3.20%(e)
  Expenses, before waivers/reimbursements           2.59%(e)           3.92%              6.00%(e)
  Net investment loss ....................         (1.28)%(e)         (2.06)%            (1.69)%(e)
Portfolio turnover rate ..................           122%               107%               151%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            --------------------------------------------------
                                                                Advisor Class
                                            --------------------------------------------------
                                              Six Months               Year           March 3,
                                                   Ended              Ended         1998(a) to
                                            May 31, 2000       November 30,       November 30,
                                             (unaudited)               1999               1998
                                            --------------------------------------------------
Net asset value, beginning of period .....   $     13.27        $      9.64        $     10.00

Income From Investment Operations
Net investment income (loss)(b)(c) .......          (.01)              (.12)               .01
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................           .48               3.75               (.37)

Net increase (decrease) in net asset value
  from operations ........................           .47               3.63               (.36)
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................          (.44)                -0-                -0-

Total distributions ......................          (.44)                -0-                -0-

Net asset value, end of period ...........   $     13.30        $     13.27        $      9.64

Total Return
Total investment return based on net asset
  value(d) ...............................          3.62%             37.66%             (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $    21,076        $     2,386        $     1,386
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements           1.53%(e)           2.21%(f)           2.20%(e)
  Expenses, before waivers/reimbursements           1.53%(e)           2.96%              6.28%(e)
  Net investment income (loss) ...........          (.21)%(e)         (1.06)%              .13%(e)
Portfolio turnover rate ..................           122%               107%               151%

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns for a period of less than one year is not annualized.
(e)   Annualized
(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                                 Year Ended
                               November 30,
                                       1999
                               ------------
      Class A                         2.50%
      Class B                         3.20%
      Class C                         3.20%
      Advisor Class                   2.20%


--------------------------------------------------------------------------------
26 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


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28 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
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                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Executive Vice President
Alfred Harrison, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Thomas Kamp, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


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30 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
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                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 31

NOTES


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32 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
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Alliance Premier Growth Fund                                     ---------------
1345 Avenue of the Americas                                         BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

AllianceCapital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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